THE OBERWEIS FUNDS

Emerging Growth Fund (OBEGX) (the “Fund”)

Supplement dated November 28, 2014

To the Statement of Additional Information dated May 1, 2014

Effective January 1, 2015, the Statement of Additional Information is revised as follows:

The first sentence under “Emerging Markets Companies” on page 9 of the Statement of Additional Information is revised as follows:

The Emerging Growth Fund, the China Opportunities Fund (as described above), the International Opportunities Fund and the Asia Opportunities Fund may invest in securities of issuers in developing or emerging markets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE OBERWEIS FUNDS

3333 Warrenville Road Suite 500

Lisle, Illinois 60532

1-800-245-7311